Deferred Income Taxes (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred Income Taxes Details
Non-capital losses	$ 6,278	$ 5,573
Marketable securities	164	106
Share issue costs	86	173
Unrealized foreign exchange	336	186
Tax value over book value of mineral properties	6,544	7,262
Tax value over book value of equipment	1,259	1,345
Unrecognized deductible temporary differences	$ 14,667	$ 14,645